Net Asset Value - Summary Of estimate fair value (Detail) - EBP 001 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value		$ 2,050,123	$ 1,818,314
Foreign Large Blend Portfolio [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Unfunded Commitment	[1]	$ 0
Redemption Frequency	[1]	Daily
Other Restrictions	[1]	None
Redemption Notice Period	[1]	1 day
US Large Cap Blend Fund [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Unfunded Commitment	[1]	$ 0
Redemption Frequency	[1]	Daily
Other Restrictions	[1]	None
Redemption Notice Period	[1]	1 day
Fixed Income Index Fund [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Unfunded Commitment	[1]	$ 0
Redemption Frequency	[1]	Daily
Other Restrictions	[1]	None
Redemption Notice Period	[1]	2 days
LifePath Funds [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Unfunded Commitment	[1]	$ 0
Redemption Frequency	[1]	Daily
Other Restrictions	[1]	None
Redemption Notice Period	[1]	3 days
Stable Value Trust Fund T Rowe Price [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Unfunded Commitment	[2]	$ 0
Redemption Frequency	[2]	Daily
Other Restrictions	[2]	None
Redemption Notice Period	[2]	12 months
Investment [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value		$ 768,611	712,837
Fair Value Measured at Net Asset Value Per Share [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value		2,050,123	1,818,314
Fair Value Measured at Net Asset Value Per Share [Member] | Foreign Large Blend Portfolio [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value	[1]	37,418	28,752
Fair Value Measured at Net Asset Value Per Share [Member] | US Large Cap Blend Fund [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value	[1]	423,021	375,530
Fair Value Measured at Net Asset Value Per Share [Member] | Fixed Income Index Fund [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value	[1]	22,640	17,250
Fair Value Measured at Net Asset Value Per Share [Member] | LifePath Funds [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value	[1]	761,385	644,019
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value		1,244,464	1,065,551
Fair Value Measured at Net Asset Value Per Share [Member] | Stable Value Trust Fund T Rowe Price [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value	[2]	37,048	39,926
Fair Value Measured at Net Asset Value Per Share [Member] | Investment [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Investments, at fair value		$ 1,281,512	$ 1,105,477

[1]	Pooled funds invested primarily in other collective investment funds.
[2]	Pooled funds invested in guaranteed investment contracts issued by insurance companies; investments contracts issued by banks; structured or synthetic investments contracts issued by banks, insurance companies, and other issuers; separate account contracts and other similar instruments that are intended to maintain a constant NAV.